Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment [Abstract]
Schedule of Share Option Outstanding	Share options outstanding are the follows:
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	Shares options	Shares options

Opening balance as of January 1,	5,428	4,318
Issued during the period/year (i)	-	1,110
Ending shares option	5,428	5,428
(i)	Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”.

Schedule of Options are Fair Valued using Monte Carlo Simulation	The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
Expected weighted average volatility (%)	98%	80%